Other assets - Schedule of Other Assets (Detail) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Income tax receivable	CAD 7,485	CAD 2,951
Deferred financing costs	4,448	10,198
Other	18,633	6,136
Total other assets	30,566	19,285
Less current portion	(8,919)	(2,951)
Other assets, noncurrent	CAD 21,647	CAD 16,334